Related undertakings (Details)	12 Months Ended
Dec. 31, 2017
Pharos Estates Ltd | Foreign
Related undertakings
Ownership interest in associate	49.00%
Winiowy Management sp. z o.o. | Foreign
Related undertakings
Ownership interest in associate	25.00%
GWNW City Developments Ltd | UK
Related undertakings
Ownership interest in joint venture	50.00%
Cala Campus Ltd | Discontinued Operations
Related undertakings
Ownership interest in joint venture	50.00%
RBS Covered Bonds LLP | UK
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	73.00%
Jaguar Cars Finance Ltd | UK
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	50.00%
JCB Finance Ltd | UK
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	75.00%
JCB Finance (Leasing) Ltd | UK
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	75.00%
Landpower Leasing Ltd | UK
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	75.00%
Optimus KB | Foreign
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	51.00%
Stora Kvarnen KB | Foreign
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	51.00%
Frvaltningsbolaget Klverbacken Skola KB | Foreign
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	51.00%
Equator Investments (Cayman) Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
West Register Prime Holding GmbH i. L. | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Coutts & Co (Manx) Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
The Royal Bank of Scotland Finance (Ireland) | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
CNW Group Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Greenwich NatWest Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
NatWest (HMHP) Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
NatWest Finance Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
NatWest Nominees Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Dixon Motors Developments Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Farming and Agricultural Finance Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Lombard Corporate Finance (3) Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Lombard Venture Finance Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Property Ventures (B&M) Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
WR (NI) Property Investments Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
WR (NI) Property Realisations Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
West Register (Northern Ireland) Property Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
RoyScot Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Northants Developments Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Thrapston Triangle Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Emperor Holdings Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Latam Directors Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Not consoldiated	100.00%
Nordisk Renting A/S | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Nordisk Renting Facilities Management AB | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Nordisk Renting HB | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
NatWest Aerospace Trust Company Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
NatWest FIS Nominees Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
NatWest PEP Nominees Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
NatWest Security Trustee Company Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Lombard Bank | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Dunfly Trustee Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
National Westminster Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
RBS Secretarial Services Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Syndicate Nominees Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
RBS Pension Trustee Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Not consoldiated	100.00%
HPUT A Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
HPUT B Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Nextlinks Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Dixon Vehicle Sales Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
NatWest Invoice Finance Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
Strand Nominees Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
RBSG Collective Investments Nominees Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%
RBS Investment Executive Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Not consoldiated	100.00%
JCB Finance Pension Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	88.00%
RoyScot Leasing Ltd | Discontinued Operations
Related undertakings
Ownership interest in subsidiary - Fully consoldiated	100.00%